Supplementary Financial Statements Information (Inventories) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Supplementary Financial Statements Information [Abstract]
Raw materials and subassemblies	$ 2,456	$ 2,051
Work in process	127	44
Finished products	912	1,522
Inventories	$ 3,495	$ 3,617